Dividends (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Feb. 25, 2021 $ / shares	Dec. 08, 2020 USD ($) $ / shares	Sep. 01, 2020 USD ($) $ / shares	Jun. 03, 2020 USD ($)	Jun. 03, 2020 $ / shares	Mar. 24, 2020 USD ($)	Mar. 24, 2020 $ / shares	Dec. 31, 2020 USD ($)	May 28, 2020
Share Capital, Reserves and Other Equity Interests [Abstract]
Dividends paid, ordinary shares (in USD per share, CAD per share) | (per share)		$ 0.25	$ 0.23		$ 0.30		$ 0.30
Total dividend amount | $		$ 6,378	$ 5,915	$ 5,560		$ 5,387		$ 23,240
Common share consolidation ratio									0.10
Regular dividends declared (in USD per share) | $ / shares	$ 0.25